Inventories	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Inventories [Abstract]
Inventories

5. Inventories, net

The components of inventories are as follows at:

	September 30, 2011	December 31, 2010
Raw materials	$22,670	$19,144
Work in process	29,334	27,065
Finished units (includes consigned inventory of $13,317 and $11,784, respectively)	39,360	35,718

	$91,364	$81,927

3. Inventories

The components of inventories are as follows at:

	December 31
	2010	2009
Raw materials	$19,144	$17,466
Work in process	27,065	26,811
Finished goods (includes consigned inventory of $11,784 in 2010 and $10,701 in 2009)	35,718	33,897

	$81,927	$78,174